Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 518	$ 402
Provision for credit losses
Model changes	(11)
Originations	113	76
Maturities	(54)	(31)
Changes in risk, parameters and exposures	(91)	145
Write-offs	(37)	(44)
Recoveries	10	10
Exchange rate and other	(32)	(40)
Balance at end of period	416	518
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	206	146
Provision for credit losses
Model changes	(6)
Transfers to Stage 1	205	221
Transfers to Stage 2	(14)	(35)
Transfers to Stage 3	(2)	(3)
Originations	113	76
Maturities	(30)	(16)
Changes in risk, parameters and exposures	(284)	(180)
Exchange rate and other	(2)	(3)
Balance at end of period	186	206
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	160	77
Provision for credit losses
Model changes	(5)
Transfers to Stage 1	(182)	(186)
Transfers to Stage 2	18	42
Transfers to Stage 3	(44)	(33)
Maturities	(24)	(15)
Changes in risk, parameters and exposures	178	291
Exchange rate and other	(9)	(16)
Balance at end of period	92	160
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	152	179
Provision for credit losses
Transfers to Stage 1	(23)	(35)
Transfers to Stage 2	(4)	(7)
Transfers to Stage 3	46	36
Changes in risk, parameters and exposures	15	34
Write-offs	(37)	(44)
Recoveries	10	10
Exchange rate and other	(21)	(21)
Balance at end of period	$ 138	$ 152